CONDENSED CONSOLIDATING FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Condensed Consolidating Balance Sheets
CONDENSED CONSOLIDATING BALANCE SHEETS

	December 31, 2011
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Assets:
Current assets	$67,027	$431,829	$101,707	$—	$600,563
Property and equipment, net	—	1,126,013	71,287	—	1,197,300
Goodwill	—	595,049	27,724	—	622,773
Deferred financing costs, net	14,771	—	—	—	14,771
Intercompany notes and accounts receivable and investment in subsidiaries	2,896,684	896,086	(947)	(3,791,823)	—
Other assets	104	99,098	41,628	—	140,830
Non-Current assets held for sale	—	—	22,883	—	22,883
TOTAL ASSETS	$2,978,586	$3,148,075	$264,282	$(3,791,823)	$2,599,120
Liabilities and equity:
Current liabilities	$77,077	$146,113	$66,313	$—	$289,503
Long-term debt and capital leases, less current portion	773,573	402	—	—	773,975
Intercompany notes and accounts payable	720,033	2,309,733	61,823	(3,091,589)	—
Deferred tax liabilities	191,206	69,822	44	—	261,072
Other long-term liabilities	2,066	57,873	—	—	59,939
Equity	1,214,631	564,132	136,102	(700,234)	1,214,631
TOTAL LIABILITIES AND EQUITY	$2,978,586	$3,148,075	$264,282	$(3,791,823)	$2,599,120

	December 31, 2010
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Assets:
Current assets	$20,287	$287,244	$106,489	$—	$414,020
Property and equipment, net	—	861,041	59,756	—	920,797
Goodwill	—	418,047	28,848	—	446,895
Deferred financing costs, net	7,806	—	—	—	7,806
Intercompany notes and accounts receivable and investment in subsidiaries	2,110,185	757,657	(6,226)	(2,861,616)	—
Other assets	5,234	56,954	19,026	—	81,214
Non-Current assets held for sale	—	—	22,204	—	22,204
TOTAL ASSETS	$2,143,512	$2,380,943	$230,097	$(2,861,616)	$1,892,936
Liabilities and equity:
Current liabilities	$77,144	$142,962	$61,529	$—	$281,635
Long-term debt and capital leases, less current portion	425,000	2,116	5	—	427,121
Intercompany notes and accounts payable	587,801	1,738,214	120,410	(2,446,425)	—
Deferred tax liabilities	70,511	73,790	8	—	144,309
Other long-term liabilities	1,253	56,815	—	—	58,068
Equity	981,803	367,046	48,145	(415,191)	981,803
TOTAL LIABILITIES AND EQUITY	$2,143,512	$2,380,943	$230,097	$(2,861,616)	$1,892,936

Condensed Consolidating Unaudited Statements of Operations
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

	Year Ended December 31, 2011
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Revenues	$707	$1,660,801	$106,289	$(38,586)	$1,729,211
Direct operating expense	—	1,036,071	76,140	(27,021)	1,085,190
Depreciation and amortization expense	—	160,884	6,062	—	166,946
General and administrative expense	1,178	211,207	18,550	(7,636)	223,299
Operating (loss) income	(471)	252,639	5,537	(3,929)	253,776
Loss on early extinguishment of debt	46,451	—	—	—	46,451
Interest expense, net of amounts capitalized	42,551	(1,713)	13	(2)	40,849
Other (income) loss, net	(6,351)	1,772	(638)	(3,760)	(8,977)
(Loss) income from continuing operations before taxes	(83,122)	252,580	6,162	(167)	175,453
Income tax (expense) benefit	(61,130)	(3,287)	300	—	(64,117)
(Loss) income from continuing operations	(144,252)	249,293	6,462	(167)	111,336
Discontinued operations	—	—	(10,681)	—	(10,681)
Net (loss) income	(144,252)	249,293	(4,219)	(167)	100,655
Loss attributable to noncontrolling interest	—	—	(806)	—	(806)
(LOSS) INCOME ATTRIBUTABLE TO KEY	$(144,252)	$249,293	$(3,413)	$(167)	$101,461

	Year Ended December 31, 2010
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Revenues	$—	$1,009,261	$106,916	$(53,582)	$1,062,595
Direct operating expense	—	664,387	123,624	(41,570)	746,441
Depreciation and amortization expense	—	127,550	6,348	—	133,898
General and administrative expense	3,618	173,274	13,434	(4,138)	186,188
Operating (loss) income	(3,618)	44,050	(36,490)	(7,874)	(3,932)
Interest expense, net of amounts capitalized	44,707	(3,390)	(77)	—	41,240
Other (income) loss, net	(1,243)	(1,404)	9,051	(9,211)	(2,807)
(Loss) income from continuing operations before taxes	(47,082)	48,844	(45,464)	1,337	(42,365)
Income tax benefit	8,175	—	9,786	—	17,961
(Loss) income from continuing operations	(38,907)	48,844	(35,678)	1,337	(24,404)
Discontinued operations	—	105,745	(10,992)	—	94,753
Net (loss) income	(38,907)	154,589	(46,670)	1,337	70,349
Loss attributable to noncontrolling interest	—	—	(3,146)	—	(3,146)
(LOSS) INCOME ATTRIBUTABLE TO KEY	$(38,907)	$154,589	$(43,524)	$1,337	$73,495

	Year Ended December 31, 2009
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Revenues	$—	$805,673	$132,882	$(51,481)	$887,074
Direct operating expense	—	549,597	98,108	(37,898)	609,807
Depreciation and amortization expense	—	142,086	3,405	—	145,491
General and administrative expense	(452)	153,870	6,773	29	160,220
Asset retirements and impairments	—	96,768	—	—	96,768
Operating income (loss)	452	(136,648)	24,596	(13,612)	(125,212)
Loss on early extinguishment of debt	472	—	—	—	472
Interest expense, net of amounts capitalized	42,671	(3,420)	(10)	—	39,241
Other (income) loss, net	765	(1,412)	11,094	(11,071)	(624)
(Loss) income from continuing operations before taxes	(43,456)	(131,816)	13,512	(2,541)	(164,301)
Income tax benefit (expense)	90,694	(25,151)	(4,011)	—	61,532
Income (loss) from continuing operations	47,238	(156,967)	9,501	(2,541)	(102,769)
Discontinued operations	—	(45,428)	(8,479)	—	(53,907)
Net income (loss)	47,238	(202,395)	1,022	(2,541)	(156,676)
Loss attributable to noncontrolling interest	—	—	(555)	—	(555)
INCOME (LOSS) ATTRIBUTABLE TO KEY	$47,238	$(202,395)	$1,577	$(2,541)	$(156,121)

Condensed Consolidating Unaudited Statements of Cash Flows
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended December 31, 2011
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net cash provided by operating activities	$—	$187,597	$708	$—	$188,305
Cash flows from investing activities:
Capital expenditures	—	(345,215)	(13,882)	—	(359,097)
Acquisitions	—	(187,058)	—	—	(187,058)
Intercompany notes and accounts	—	278,511	—	(278,511)	—
Other investing activities, net	—	26,065	—	—	26,065
Net cash used in investing activities	—	(227,697)	(13,882)	(278,511)	(520,090)
Cash flows from financing activities:
Repayments of long-term debt	(421,427)	—	—	—	(421,427)
Payment of bond tender premium	(39,082)	—	—	—	(39,082)
Proceeds from long-term debt	475,000	—	—	—	475,000
Repayment of capital lease obligations	—	(4,016)	—	—	(4,016)
Proceeds from borrowings on revolving credit facility	418,000	—	—	—	418,000
Repayments on revolving credit facility	(123,000)	—	—	—	(123,000)
Payment of deferred financing costs	(16,485)	—	—	—	(16,485)
Repurchases of common stock	(5,681)	—	—	—	(5,681)
Intercompany notes and accounts	(278,511)	—	—	278,511	—
Other financing activities, net	12,859	9,128	788	—	22,775
Net cash provided by financing activities	21,673	5,112	788	278,511	306,084
Effect of changes in exchange rates on cash	—	—	4,516	—	4,516
Net increase (decrease) in cash and cash equivalents	21,673	(34,988)	(7,870)	—	(21,185)
Cash and cash equivalents at beginning of period	—	42,973	13,655	—	56,628
Cash and cash equivalents at end of period	$21,673	$7,985	$5,785	$—	$35,443

	Year Ended December 31, 2010
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net cash provided by operating activities	$—	$121,551	$8,254	$—	$129,805
Cash flows from investing activities:
Capital expenditures	—	(169,443)	(10,867)	—	(180,310)
Proceeds from sale of fixed assets	—	258,202	—	—	258,202
Acquisitions, net of cash acquired	—	(86,688)	—	—	(86,688)
Intercompany notes and accounts	(165)	(84,742)	—	84,907	—
Other investing activities, net	165	—	—	—	165
Net cash (used in) provided by investing activities	—	(82,671)	(10,867)	84,907	(8,631)
Cash flows from financing activities:
Repayments of long-term debt	—	(6,970)	—	—	(6,970)
Repayments of capital lease obligations	—	(8,493)	—	—	(8,493)
Proceeds from borrowings on revolving credit facility	110,000	—	—	—	110,000
Repayments on revolving credit facility	(197,813)	—	—	—	(197,813)
Repurchases of common stock	(3,098)	—	—	—	(3,098)
Intercompany notes and accounts	84,742	165	—	(84,907)	—
Other financing activities, net	6,169	—	—	—	6,169
Net cash used in financing activities	—	(15,298)	—	(84,907)	(100,205)
Effect of changes in exchange rates on cash	—	—	(1,735)	—	(1,735)
Net increase (decrease) in cash	—	23,582	(4,348)	—	19,234
Cash and cash equivalents at beginning of period	—	19,391	18,003	—	37,394
Cash and cash equivalents at end of period	$—	$42,973	$13,655	$—	$56,628

	Year Ended December 31, 2009
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Net cash provided by (used in) operating activities	$—	$185,279	$(442)	$—	$184,837
Cash flows from investing activities:
Capital expenditures	—	(124,744)	(3,678)	—	(128,422)
Intercompany notes and accounts	65,580	(17,523)	(22,115)	(25,942)	—
Other investing activities, net	199	5,580	12,007	—	17,786
Net cash provided by (used in) investing activities	65,779	(136,687)	(13,786)	(25,942)	(110,636)
Cash flows from financing activities:
Payments on revolving credit facility	(100,000)	—	—	—	(100,000)
Intercompany notes and accounts	32,823	(76,175)	17,410	25,942	—
Other financing activities, net	1,398	(28,873)	—	—	(27,475)
Net cash (used in) provided by financing activities	(65,779)	(105,048)	17,410	25,942	(127,475)
Effect of changes in exchange rates on cash	—	—	(2,023)	—	(2,023)
Net (decrease) increase in cash	—	(56,456)	1,159	—	(55,297)
Cash and cash equivalents, beginning of period	—	75,847	16,844	—	92,691
Cash and cash equivalents, end of period	$—	$19,391	$18,003	$—	$37,394